Credit risk exposures per credit grade of off-balance items (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial guarantee
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	₩ 4,698,558	₩ 4,413,874
Financial guarantee | Grade 1
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	3,053,961	2,283,931
Financial guarantee | Grade 1 | 12-month expected credit losses
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	2,805,417	2,137,695
Financial guarantee | Grade 1 | Lifetime expected credit losses
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	248,544	146,236
Financial guarantee | Grade 2
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	1,643,787	2,128,154
Financial guarantee | Grade 2 | 12-month expected credit losses
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	1,495,091	1,975,877
Financial guarantee | Grade 2 | Lifetime expected credit losses
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	148,696	152,277
Financial guarantee | Financial instruments credit-impaired
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	810	1,789
Loan commitment and other credit line
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	177,660,547	165,399,937
Loan commitment and other credit line | Grade 1
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	153,861,889	144,556,688
Loan commitment and other credit line | Grade 1 | 12-month expected credit losses
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	146,010,944	137,920,323
Loan commitment and other credit line | Grade 1 | Lifetime expected credit losses
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	7,850,945	6,636,365
Loan commitment and other credit line | Grade 2
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	23,775,120	20,832,710
Loan commitment and other credit line | Grade 2 | 12-month expected credit losses
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	21,044,977	19,044,745
Loan commitment and other credit line | Grade 2 | Lifetime expected credit losses
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	2,730,143	1,787,965
Loan commitment and other credit line | Financial instruments credit-impaired
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	₩ 23,538	₩ 10,539